Note 6 - Assets Held for Sale - Summary of Assets Held for Sale (Details) - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets held for sale	$ 0	$ 2,188	$ 0
Laboratory Furniture and Equipment [Member]
Assets held for sale	0	1,967
Office Furniture and Equipment [Member]
Assets held for sale	$ 0	$ 221